Related party transactions (Details) (USD $)	3 Months Ended		12 Months Ended				0 Months Ended	3 Months Ended	0 Months Ended					3 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended						0 Months Ended		0 Months Ended					12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended									12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended						0 Months Ended				0 Months Ended		0 Months Ended		0 Months Ended
	Mar. 31, 2014 company sqft	Mar. 31, 2013	Dec. 31, 2013 company sqft	Dec. 31, 2012	Dec. 31, 2013 Office space and warehouse facilities	Dec. 31, 2012 Office space and warehouse facilities	Mar. 14, 2013 Prepayment from Related Party for Future Purchases [Member]	Mar. 31, 2014 Prepayment from Related Party for Future Purchases [Member]	Oct. 18, 2013 Convertible debentures Common stock	Sep. 30, 2012 Convertible debentures Conversion of principal amount	Sep. 30, 2012 Convertible debentures Conversion of accrued interest	Jan. 06, 2014 Demand notes	Dec. 31, 2012 Demand notes	Mar. 31, 2014 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Mar. 31, 2013 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Dec. 31, 2013 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Dec. 31, 2012 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Oct. 20, 2009 Affiliated companies American DG Energy	Mar. 31, 2014 Affiliated companies American DG Energy	Mar. 31, 2013 Affiliated companies American DG Energy	Dec. 31, 2013 Affiliated companies American DG Energy	Dec. 31, 2012 Affiliated companies American DG Energy	Mar. 31, 2014 Management Convertible debentures	Dec. 31, 2013 Management Convertible debentures	Sep. 24, 2001 Management Convertible debentures	Mar. 31, 2014 Management Convertible debentures Common stock	Dec. 31, 2013 Management Convertible debentures Common stock	Sep. 24, 2011 Management Convertible debentures Common stock	May 11, 2009 Management Convertible debentures Common stock	Sep. 24, 2011 Management Convertible debentures Conversion of accrued interest	Sep. 24, 2001 Member of board of directors Convertible debentures	May 11, 2009 Member of board of directors Convertible debentures Conversion of principal amount	Oct. 18, 2013 Member of board of directors Convertible debentures Conversion of accrued interest	Sep. 24, 2011 Member of board of directors Convertible debentures Conversion of accrued interest	May 11, 2009 Member of board of directors Convertible debentures Conversion of accrued interest	Oct. 18, 2013 Member of board of directors Convertible debentures Conversion of accrued interest in 2012	Dec. 31, 2013 Member of board of directors American DG Energy	Dec. 31, 2013 Member of board of directors Ilois	May 11, 2009 Member of board of directors Ilois Convertible debentures Common stock	Mar. 31, 2014 Chief Executive Officer (John N. Hatsopoulos)	Dec. 31, 2013 Chief Executive Officer (John N. Hatsopoulos)	Mar. 26, 2014 Chief Executive Officer (John N. Hatsopoulos)	Sep. 24, 2001 Chief Executive Officer (John N. Hatsopoulos) Convertible debentures	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Convertible debentures Common stock	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Convertible debentures Conversion of principal amount	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Convertible debentures Conversion of accrued interest	Oct. 03, 2013 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Nov. 30, 2012 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Sep. 07, 2011 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Sep. 10, 2008 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Dec. 31, 2013 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Dec. 31, 2012 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Dec. 31, 2013 Chief Executive Officer (John N. Hatsopoulos) American DG Energy	Dec. 31, 2013 Michaelson	Dec. 31, 2010 Michaelson	Dec. 31, 2013 Michaelson Convertible debentures	Dec. 31, 2013 Michaelson Convertible debentures Common stock	Dec. 31, 2013 Michaelson Convertible debentures Common stock	Dec. 31, 2013 Chairman GlenRose Instruments	Dec. 31, 2013 Investor Ilois	Dec. 31, 2013 Investor GlenRose Instruments	Dec. 31, 2013 Investor Pharos	Dec. 31, 2013 Investor Levitronix	Sep. 30, 2009 Joseph J. Ritchie Convertible debentures Common stock	Sep. 30, 2009 Joseph J. Ritchie Convertible debentures Conversion of principal amount	Sep. 30, 2009 Joseph J. Ritchie Convertible debentures Conversion of accrued interest	Sep. 24, 2001 Nia Marie Hatsopoulos Convertible debentures	Sep. 30, 2012 Nia Marie Hatsopoulos Convertible debentures Common stock	Sep. 24, 2001 Alexander J. Hatsopoulos Convertible debentures	Sep. 30, 2012 Alexander J. Hatsopoulos Convertible debentures Common stock	Jan. 06, 2014 Subsequent event Demand notes	Jan. 06, 2014 Revolving credit facility	Mar. 25, 2013 Revolving credit facility	Dec. 31, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)	Mar. 25, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)	Jan. 06, 2014 Revolving credit facility Subsequent event Chief Executive Officer (John N. Hatsopoulos)
Related Party Transaction [Line Items]
Number of affiliated companies	5		5
Related party ownership percentage																																					13.60%	7.20%															10.70%	6.40%	6.40%				15.70%	3.10%	15.70%	24.40%	21.40%
Revenue from related parties																			$ 485,414	$ 225,605	$ 758,930	$ 3,795,666
Related party transactions agreement term																		5 years
Related party transactions agreement term, renewal period																		1 year
Principal amount																									330,000						200,000												100,000				450,000	300,000	750,000	250,000																	50,000		50,000
Related party debt, stated interest rate																							6.00%	6.00%																							6.00%	6.00%	6.00%	5.00%						4.00%
Debt term																																																								3 years
Debt conversion, amount converted									90,967	100,000	6,100																			72,959		109,033		72,960	90,967										427,432	72,567										1,000									30,000	14,433
Debt conversion, number of shares issued									75,806		85,242																												400,000					1,000,000													185.19							37,028				170,480		170,480
Conversion price in usd per share									$ 1.20														$ 1.20	$ 1.20		$ 1.20	$ 1.20	$ 2.00	$ 2.00				$ 4.50			$ 3.20			$ 0.50					$ 2.00												$ 5.40								$ 1.20
Debt issuance cost																																																								140,433
Officers' compensation																																								1.00	1.00
Percentage of time spent on company affairs																																								50.00%	50.00%
Sublease rental					127,784	173,898								31,446	36,275	113,784	158,898
Sublease operating expenses offset														23,238	22,833	90,348	101,218
Headquarters consisting of office and storage space (in square feet)	35,000		27,000
Due from related party																			(306,305)		(119,667)	(70,811)
Convertible debentures, related party, current			0	90,967																													4,367			6,913																				3,000,000
Common stock issuable upon conversion																																	970			2,161																						555,556
Proceeds from sale of common stock, net of costs																																																						2,000,000
Shares purchased by related party																																																						444,445
Price per share																																																						$ 4.50
Demand notes payable, related party, current	3,000,000		3,000,000	0								1,750,000	1,337,500																																						1,750,000	1,300,000																			1,750,000
Interest paid on debt	233,220	0	55,639	0								175,311																																																												25,347
Working capital line of credit with related party																																								1,500,000		3,500,000																																	1,500,000
Variable rate																																																																									1.50%
Amount outstanding																																																																										1,200,000		1,200,000
Related Party Transaction, Amounts of Transaction							$ 827,747	$ 113,384
Related Party Transaction, Discount Rate								6.00%